Fair Value Measurement - Summary of Financial Instruments Carried On Consolidated Balance Sheet at Fair Value (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	$ 12,484	$ 13,311
Securities mandatorily measured and designated at FVTPL	53,996	52,578
Business and government	113,976	109,555
Residential mortgages	207,657	207,749
Debt securities measured at FVOCI	40,815	35,648
Equity securities designated at FVOCI	553	562
FVO securities purchased under resale agreements	51,886	43,450
Derivative instruments	21,174	21,431
Obligations related to securities sold short	15,435	13,782
Derivative instruments	23,337	20,973
At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	416	54
Securities mandatorily measured and designated at FVTPL	53,996	52,578
Business and government	17,528	16,424
Residential mortgages	7	12
Loans mandatorily measured at FVTPL	17,535	16,436
Debt securities measured at FVOCI	40,815	35,648
Equity securities designated at FVOCI	553	562
FVO securities purchased under resale agreements	3,875	3,322
Derivative instruments	21,174	21,431
Total financial assets	138,364	130,031
Deposits and other liabilities	(8,360)	(7,979)
Obligations related to securities sold short	(15,435)	(13,782)
Deposits, obligations related to securities sold short and other liabilities, Total	(23,795)	(21,761)
Derivative instruments	(23,337)	(20,973)
Total financial liabilities	(47,132)	(42,734)
Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	21,011	20,592
Debt securities measured at FVOCI	31,726	27,607
Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	25,636	25,354
Equity securities designated at FVOCI	553	562
Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	4,178	3,701
Debt securities measured at FVOCI	5,406	4,543
Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	3,171	2,931
Debt securities measured at FVOCI	3,683	3,498
Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	7,243	5,593
Derivative instruments	(7,422)	(6,261)
Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	9,053	9,303
Derivative instruments	(9,869)	(9,335)
Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	112	118
Derivative instruments	(139)	(147)
Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	2,766	3,617
Derivative instruments	(3,997)	(3,876)
Precious metal derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	283	206
Derivative instruments	(282)	(258)
Other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	1,717	2,594
Derivative instruments	(1,628)	(1,096)
Level 1 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	0	0
Securities mandatorily measured and designated at FVTPL	29,009	29,404
Business and government	0	0
Residential mortgages	0	0
Loans mandatorily measured at FVTPL	0	0
Debt securities measured at FVOCI	3,367	2,844
Equity securities designated at FVOCI	40	42
FVO securities purchased under resale agreements	0	0
Derivative instruments	1,709	1,870
Total financial assets	34,125	34,160
Deposits and other liabilities	0	0
Obligations related to securities sold short	(4,786)	(4,443)
Deposits, obligations related to securities sold short and other liabilities, Total	(4,786)	(4,443)
Derivative instruments	(1,973)	(1,976)
Total financial liabilities	(6,759)	(6,419)
Level 1 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	3,949	4,264
Debt securities measured at FVOCI	3,367	2,844
Level 1 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	25,060	25,140
Equity securities designated at FVOCI	40	42
Level 1 of fair value hierarchy [member] | Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	0	0
Debt securities measured at FVOCI	0	0
Level 1 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	0	0
Debt securities measured at FVOCI	0	0
Level 1 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	7	0
Derivative instruments	0	0
Level 1 of fair value hierarchy [member] | Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	0	0
Derivative instruments	0	0
Level 1 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	0	0
Derivative instruments	0	0
Level 1 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	1,306	1,727
Derivative instruments	(1,536)	(1,489)
Level 1 of fair value hierarchy [member] | Precious metal derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	0	0
Derivative instruments	0	0
Level 1 of fair value hierarchy [member] | Other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	396	143
Derivative instruments	(437)	(487)
Level 2 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	416	54
Securities mandatorily measured and designated at FVTPL	24,717	22,823
Business and government	16,735	15,942
Residential mortgages	7	12
Loans mandatorily measured at FVTPL	16,742	15,954
Debt securities measured at FVOCI	37,448	32,804
Equity securities designated at FVOCI	232	235
FVO securities purchased under resale agreements	3,875	3,322
Derivative instruments	19,089	19,339
Total financial assets	102,519	94,531
Deposits and other liabilities	(7,899)	(7,556)
Obligations related to securities sold short	(10,649)	(9,339)
Deposits, obligations related to securities sold short and other liabilities, Total	(18,548)	(16,895)
Derivative instruments	(21,071)	(18,638)
Total financial liabilities	(39,619)	(35,533)
Level 2 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	17,062	16,328
Debt securities measured at FVOCI	28,359	24,763
Level 2 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	569	208
Equity securities designated at FVOCI	232	235
Level 2 of fair value hierarchy [member] | Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	4,154	3,675
Debt securities measured at FVOCI	5,406	4,543
Level 2 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	2,932	2,612
Debt securities measured at FVOCI	3,683	3,498
Level 2 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	7,236	5,593
Derivative instruments	(7,398)	(6,152)
Level 2 of fair value hierarchy [member] | Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	9,053	9,303
Derivative instruments	(9,869)	(9,335)
Level 2 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	0	3
Derivative instruments	(11)	(16)
Level 2 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	1,196	1,783
Derivative instruments	(2,320)	(2,268)
Level 2 of fair value hierarchy [member] | Precious metal derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	283	206
Derivative instruments	(282)	(258)
Level 2 of fair value hierarchy [member] | Other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	1,321	2,451
Derivative instruments	(1,191)	(609)
Level 3 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	0	0
Securities mandatorily measured and designated at FVTPL	270	351
Business and government	793	482
Residential mortgages	0	0
Loans mandatorily measured at FVTPL	793	482
Debt securities measured at FVOCI	0	0
Equity securities designated at FVOCI	281	285
FVO securities purchased under resale agreements	0	0
Derivative instruments	376	222
Total financial assets	1,720	1,340
Deposits and other liabilities	(461)	(423)
Obligations related to securities sold short	0	0
Deposits, obligations related to securities sold short and other liabilities, Total	(461)	(423)
Derivative instruments	(293)	(359)
Total financial liabilities	(754)	(782)
Level 3 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	0	0
Debt securities measured at FVOCI	0	0
Level 3 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	7	6
Equity securities designated at FVOCI	281	285
Level 3 of fair value hierarchy [member] | Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	24	26
Debt securities measured at FVOCI	0	0
Level 3 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	239	319
Debt securities measured at FVOCI	0	0
Level 3 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	0	0
Derivative instruments	(24)	(109)
Level 3 of fair value hierarchy [member] | Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	0	0
Derivative instruments	0	0
Level 3 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	112	115
Derivative instruments	(128)	(131)
Level 3 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	264	107
Derivative instruments	(141)	(119)
Level 3 of fair value hierarchy [member] | Precious metal derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	0	0
Derivative instruments	0	0
Level 3 of fair value hierarchy [member] | Other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	0	0
Derivative instruments	$ 0	$ 0